Derivative Financial Instruments - Disclosure of Detailed Information of Derivative Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments [Line Items]
Derivative assets	$ 124,234	$ 0
Non-current	218	0
Derivative financial assets	124,234	$ 0
FVTPL
Derivative Financial Instruments [Line Items]
Derivative assets	124,452
Current	124,234
Non-current	218
Derivative financial assets	124,452
FVTPL | Solaris Warrants
Derivative Financial Instruments [Line Items]
Derivative assets	122,919
Derivative financial assets	122,919
FVTPL | i-80 Gold Warrants
Derivative Financial Instruments [Line Items]
Derivative assets	581
Derivative financial assets	581
FVTPL | Gold deliveries
Derivative Financial Instruments [Line Items]
Derivative assets	952
Derivative financial assets	$ 952